Accounting policies - Property, plant and equipment for own use (Details)	12 Months Ended
Dec. 31, 2017
Buildings for own use
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	2.00%
Furniture
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	7.70%
Fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	7.00%
Office and IT equipment
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	25.00%
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Average annual rate (as a percent)	7.00%